FAIR VALUES - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 7,187	€ 6,421
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 7,585	€ 6,720